Cover	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Registrant Name	Rectitude Holdings Ltd
Entity Central Index Key	0001995116
Entity File Number	001-42133
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	35 Tampines Industrial
Entity Address, Address Line Two	Avenue 5
Entity Address, City or Town	Tampines
Entity Address, Country	SG
Entity Address, Postal Zip Code	528627
Title of 12(b) Security	Ordinary shares, par value $0.0001
Trading Symbol	RECT
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	14,500,000
Business Contact
Document Information [Line Items]
Contact Personnel Name	Chan Kah Chun
Contact Personnel Email Address	jiajun@rectitude.com.sg
Entity Address, Address Line One	35 Tampines Industrial
Entity Address, Address Line Two	Avenue 5
Entity Address, City or Town	Tampines
Entity Address, Country	SG
Entity Address, Postal Zip Code	528627
City Area Code	+65
Local Phone Number	6749 6647